Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Accounts Payable and Accrued Liabilities

6. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following:

	September 25,2021	December 26,2020
Accounts payable	$4,201	$615
Accrued inventory	3,262	3,321
Accrued compensation	4,258	2,169
Accrued taxes and penalties	1,690	1,732
Accrued lease termination costs	348	360
Accrued technology and subscription fees	534	1,536
Accrued interest	764	1,440
Accrued professional fees	2,075	967
Other accrued liabilities	1,601	1,349
Total Accounts payable and accrued liabilities	$18,733	$13,489